STOCKHOLDERS' EQUITY (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
STOCKHOLDERS' EQUITY
Common Stock, Shares Authorized	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares, Outstanding	10,950,000	10,950,000
Common Stock, Shares, Issued	10,950,000	10,950,000